INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Schedule of inventories

(in millions)	June 30, 2022	December 31, 2021
Work in progress, net	$1,033	$916
Raw materials and supplies, net	229	205
Total	$1,262	$1,121